Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Relating to the Grant of Stock Options.
We do not grant option awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material nonpublic information becomes known to the compensation committee before granting an option award, the compensation committee will consider such information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.
Although we do not have a formal policy with respect to the timing of our option award grants, the compensation committee has historically granted such awards on a predetermined annual schedule.
In fiscal year 2024, we did not grant stock options to our named executive officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method	Although we do not have a formal policy with respect to the timing of our option award grants, the compensation committee has historically granted such awards on a predetermined annual schedule.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not grant option awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material nonpublic information becomes known to the compensation committee before granting an option award, the compensation committee will consider such information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.

MNPI Disclosure Timed for Compensation Value	false